Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
	2023	2024

Government authorities	$325	$315
Prepaid expenses	472	1,042
Other receivables	19	17

	$816	$1,374